Income Attributable to Investments in Other Companies (Details) - Schedule of Income Obtained From Investments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Attributable to Investments in Other Companies (Details) - Schedule of Income Obtained From Investments [Line Items]
Subtotal Associates	$ 10,388	$ 10,484	$ 356
Subtotal Joint Ventures	3,021	2,547	1,437
Total	$ 13,409	13,031	1,793
Transbank S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of Income Obtained From Investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 7,014	6,809	(3,254)
Centro de Compensación Automatizado S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of Income Obtained From Investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 1,686	1,567	876
Administrador Financiero del Transantiago S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of Income Obtained From Investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 723	804	385
Sociedad Interbancaria de Depósitos de Valores S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of Income Obtained From Investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 460	404	315
Redbanc S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of Income Obtained From Investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 288	652	539
Sociedad Imerc OTC S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of Income Obtained From Investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 131	108	32
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of Income Obtained From Investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 86	140	58
Sociedad Operadora de Tarjetas de Crédito Nexus S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of Income Obtained From Investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates			1,405
Servipag Ltda [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of Income Obtained From Investments [Line Items]
Shareholder	Banco de Chile
Subtotal Joint Ventures	$ 2,201	1,866	831
Artikos Chile S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of Income Obtained From Investments [Line Items]
Shareholder	Banco de Chile
Subtotal Joint Ventures	$ 820	$ 681	$ 606